Non-current assets - exploration and evaluation	6 Months Ended
Dec. 31, 2025
Non-current assets - exploration and evaluation [Abstract]
Non-current assets - exploration and evaluation
Note 12. Non-current assets - exploration and evaluation

Exploration and evaluation expenditure incurred by or on behalf of the Group is accumulated separately for each area of interest. Such expenditure comprises net direct costs and an appropriate portion of related overhead expenditure but does not include general overheads or administrative expenditure not having a specific connection with a particular area of interest.

Exploration and evaluation costs in relation to separate areas of interest for which rights of tenure are current are brought to account in the year in which they are incurred and carried forward provided that:

●	such costs are expected to be recouped through successful development and exploitation of the area, or alternatively through its sale; or
●	exploration and/or evaluation activities in the area have not yet reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves.

The types of costs recognised as exploration and evaluation assets include costs to acquire the legal rights to explore in the specific area and costs incurred in respect of the search for mineral resources, determination of technical feasibility and the assessment of commercial viability of an identified resource, in accordance with AASB 6.

A Final Investment Decision (FID) to develop the Project is expected to be made after considering the following key factors: required permits are in place, engineering has reached construction ready status, adequate offtake agreements have been signed to underwrite any debt requirements, and the Project is funded through a mix of equity and debt. In order for FID and to attract funding, the Project will need to demonstrate technical feasibility and commercial viability.

Once FID has been taken, all past and future exploration and evaluation assets in respect of the area of interest are tested for impairment and transferred to the costs of development. To date, no development decision has been made.

The Directors assess at each reporting date whether there is an indication that an asset has been impaired and for exploration and evaluation costs carried forward whether the above carry forward criteria are met. No indicators of impairment have been identified as at 31 December 2025.

When the above criteria do not apply or when the Directors assess that the carrying value may exceed the recoverable amount, the accumulated costs in respect of areas of interest are written off in the Statement of profit and loss and other comprehensive income.

	31-Dec-25	30-Jun-25
	$'000	$'000

Exploration assets	209,009	203,110

Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial period are set out below:

Exploration assets
$'000

Balance at 1 July 2024	187,664
Additions - Rhyolite Rydge	15,300
Exploration expenditure - noncore	183
Exploration expenditure - written off	(37)

Balance at 30 June 2025	203,110
Additions - Rhyolite Rydge	5,850
Exploration expenditure - noncore	49

Balance at 31 December 2025	209,009

The above amounts represent costs of areas of interest carried forward as an asset in accordance with the accounting policy described above. The ultimate recoupment of exploration and evaluation expenditure in respect of an area of interest carried forward is dependent upon the discovery of commercially viable reserves and the successful development and exploitation of the respective areas or alternatively sale of the underlying areas of interest for at least their carrying value. Amortisation, in respect of the relevant area of interest, is not charged until a mining operation has commenced.

Exploration and evaluation costs carried forward relate primarily to the Rhyolite Ridge Lithium-Boron Project in Nevada, USA. Exploration and evaluation expenditure on all other tenements owned by the Company have been fully impaired where applicable.